PENSION AND OTHER SAVING PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
PENSION AND OTHER SAVING PLANS
POSTRETIREMENT MEDICAL BENEFITS AND PENSION
Postretirement Medical Benefits
The Company provides postretirement medical benefits to retired employees and their dependents as mandated by the Coal Industry Retiree Health Benefit Act of 1992 and pursuant to collective bargaining agreements. The Company also provides these benefits to qualified full-time employees pursuant to collective bargaining agreements.
The components of net periodic postretirement medical benefit cost are as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Components of net periodic benefit cost:
Service cost	$822	$1,109
Interest cost	3,203	3,035
Amortization of deferred items	5	1,001
Total net periodic benefit cost	$4,030	$5,145
The following table shows the net periodic postretirement medical benefit costs that relate to current and former mining operations:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Former mining operations	$2,403	$3,119
Current operations	1,627	2,026
Total net periodic benefit cost	$4,030	$5,145

The costs for the former mining operations are included in Heritage health benefit expenses and costs for current operations are included in Cost of sales and Selling and administrative expenses.
Pension

The Company provides pension benefits to qualified full-time employees pursuant to collective bargaining agreements.

The Company incurred net periodic benefit costs of providing these pension benefits as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Components of net periodic benefit cost:
Service cost	$500	$534
Interest cost	1,747	1,625
Expected return on plan assets	(2,154)	(2,060)
Amortization of deferred items	359	741
Total net periodic pension cost	$452	$840

These costs are included in Cost of sales and Selling and administrative expenses.

The Company contributed $0.6 million of cash contributions to its pension plans in the three months ended March 31, 2014 and expects to make $3.7 million of pension plan contributions during the remainder of 2014.

PENSION AND OTHER SAVING PLANS
Defined Benefit Pension Plans
The Company provides defined benefit pension plans to qualified full-time employees pursuant to collective bargaining agreements. Benefits are generally based on years of service and the employee’s average annual compensation for the highest five continuous years of employment as specified in the plan agreement. The Company’s funding policy is to contribute annually the minimum amount prescribed, as specified by applicable regulations or loan covenants. The Company may make additional discretionary contributions. In 2009, the Company froze its pension plan for non-represented employees.
Supplemental Executive Retirement Plan
The Company maintains a Supplemental Executive Retirement Plan or SERP for former executives as a result of employment or severance agreements. The SERP is an unfunded non-qualified deferred compensation plan, which provides benefits to certain employees beyond the maximum limits imposed by the Employee Retirement Income Security Act and the Internal Revenue Code. The Company does not expect to add new participants to its SERP plan.
The following table provides a reconciliation of the changes in the benefit obligations of the plans and the fair value of assets of the qualified plans and the amounts recognized in the Company’s financial statements for both the defined benefit pension and SERP plans:

	Defined Benefit Pension December 31,		SERP December 31,
	2013	2012	2013	2012
	(In thousands)
Change in benefit obligation:
Net benefit obligation at beginning of year	$172,289	$100,582	$4,241	$4,511
Liability acquired	—	57,307	—	—
Service cost	2,346	2,139	—	—
Interest cost	6,209	6,330	152	172
Actuarial loss (gain)	(18,972)	13,121	(359)	(48)
Benefits and expenses paid	(6,797)	(7,190)	(394)	(394)
Net benefit obligation at end of year	155,075	172,289	3,640	4,241
Change in plan assets:
Fair value of plan assets at the beginning of year	121,887	75,710	—	—
Assets acquired	—	41,704	—	—
Actual return on plan assets	18,414	11,502	—	—
Employer contributions	645	161	394	394
Benefits and expenses paid	(6,797)	(7,190)	(394)	(394)
Fair value of plan assets at end of year	134,149	121,887	—	—
Unfunded status at end of year	$(20,926)	$(50,402)	$(3,640)	$(4,241)
Amounts recognized in the accompanying balance sheet consist of:
Current liability	$—	$—	$(390)	$(390)
Noncurrent liability	(20,926)	(50,401)	(3,250)	(3,850)
Accumulated other comprehensive loss	11,045	43,037	1,209	1,679
Net amount recognized at end of year	$(9,881)	$(7,364)	$(2,431)	$(2,561)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$11,045	$43,037	$1,209	$1,679
	$11,045	$43,037	$1,209	$1,679

The accumulated benefit obligation for all plans was $158.7 million and $176.5 million at December 31, 2013 and 2012, respectively. The Company’s pension and SERP liabilities decreased $30.1 million in 2013 primarily from increases in discount rates.
Prior service costs and actuarial gains and losses are amortized over the expected future period of service of the plan’s participants. The following amounts will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2014 (in millions):

	Pension	SERP
Net actuarial loss	$0.8	$0.1

The components of net periodic benefit cost are as follows:

	Defined Benefit Pension Years Ended December 31,			SERP Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	(In thousands)
Components of net periodic benefit cost:
Service cost	$2,346	$2,139	$784	$—	$—	$—
Interest cost	6,209	6,330	4,568	152	172	215
Expected return on plan assets	(8,770)	(8,241)	(5,218)	—	—	—
Amortization of:
Prior service cost	—	—	—	—	—	5
Actuarial loss	3,377	2,867	1,578	112	95	64
Total net periodic pension cost	$3,162	$3,095	$1,712	$264	$267	$284

These costs are included in the accompanying statements of operations in Cost of sales and Selling and administrative expenses.
Assumptions
The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	Defined Benefit Pension December 31,		SERP December 31,
	2013	2012	2013	2012
Discount rate	4.25% - 4.65%	3.35% - 3.75%	4.65%	3.75%
Measurement date	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

The discount rate is adjusted annually based on an Aa corporate bond index adjusted for the difference in the duration of the bond index and the duration of the benefit obligations. This rate is calculated using a yield curve, which is developed using the average yield for bonds in the tenth to ninetieth percentiles, which excludes bonds with outlier yields.
The following table provides the assumptions used to determine net periodic benefit cost:

	Defined Benefit Pension Years Ended December 31,			SERP Years Ended December 31,
	2013	2012	2011	2013	2012	2011
Discount rate	3.35% - 3.75%	4.05% - 4.25%	5.15% - 5.40%	3.75%	4.25%	5.40%
Expected return on plan assets	7.40%	7.40%	7.40%	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2012	December 31, 2011	December 31, 2010

Plan Assets
The Company’s investment goals are to maximize returns subject to specific risk management policies. The Company sets the expected return on plan assets based on historical trends and forecasts provided by its third-party fund managers. Its risk management policies permit investments in mutual funds, and prohibit direct investments in debt and equity securities and derivative financial instruments. The Company invested in its common stock in 2011 in order to meet plan funding requirements. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in fixed income and equity securities, both domestic and international. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.
The weighted-average target asset allocation of the Company’s pension trusts were as follows at December 31, 2013:

Target Allocation
Asset category
Cash and equivalents	0% - 10%
Equity securities funds	20% - 60%
Debt securities funds	40% - 80%
Other	0% - 10%
The fair value of the Company’s pension plan assets by asset category is as follows:

	December 31, 2013
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Pooled separate accounts:
Large-cap	$48,983	$—	$48,983	$—
International blend	18,191	—	18,191	—
Fixed income domestic	40,944	—	40,944	—
Fixed income long term	17,797	—	17,797	—
Stable Value	5,267	—	5,267	—
Registered investment companies – growth fund	—	—	—	—
Limited partnerships and limited liability companies	250	—	—	250
Westmoreland Coal common stock	2,255	2,255	—	—
Cash and cash equivalents	462	462	—	—
	$134,149	$2,717	$131,182	$250

	December 31, 2012
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Pooled separate accounts:
Large-cap	$50,589	$—	$50,589	$—
International blend	10,294	—	10,294	—
Fixed income domestic	42,744	—	42,744	—
Stable value	3,850	—	3,850	—
Registered investment companies – growth fund	10,295	10,295	—	—
Limited partnerships and limited liability companies	614	—	—	614
Westmoreland Coal common stock	3,500	3,500	—	—
Cash and cash equivalents	1	1	—	—
	$121,887	$13,796	$107,477	$614

The Company’s Level 1 assets include securities held by registered investment companies and its common stock, which are both typically valued using quoted market prices of an active market. Cash and cash equivalents and short-term investments are predominantly held in money market accounts.
The Company’s Level 2 assets include pooled separate accounts, which are valued based on the quoted market prices of the securities underlying the investments.
The Company’s Level 3 assets include interest in limited partnerships and limited liability companies that invest in privately held companies or privately held real estate assets. These assets are valued by the respective partnership or company manager using market and income approaches. The market approach consists of using comparable market transactions or values. The income approach consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and other risk factors. The inputs considered in the valuations include original transaction prices, recent transactions in the same or similar instruments, changes in financial ratios or cash flows, discounted cash flow valuations, and general economic and market conditions.
A summary of changes in the fair value of the Plan’s Level 3 assets is shown below:

	Limited partnerships and limited liability companies
	Year Ended December 31,
	2013	2012
	(In thousands)
Beginning balance	$614	$1,050
Unrealized gain	5	96
Settlements, net	(369)	(532)
Ending balance	$250	$614

Contributions
Previously, the Company was required by WML loan covenants to ensure that by 8.5 months after the end of the plan year, the value of its pension assets are at least 90% of each of the plan’s year end actuarially determined pension liability.  On June 28, 2012, the loan covenant was amended to lower the requirement to 80%.
The Company contributed $0.6 million in cash to its retirement plans during 2013, in order to achieve the required 80% funding status. In 2014, the Company expects to make approximately $4.3 million of pension plan contributions.
Cash Flows
The following benefit payments are expected to be paid from its pension plan assets:

Pension Benefits
(In thousands)
2014	$7,324
2015	7,772
2016	8,238
2017	9,066
2018	9,321
Years 2019 - 2023	50,340

The benefits expected to be paid are based on the same assumptions used to measure the Company’s pension benefit obligation at December 31, 2013 and include estimated future employee service.
Multi-Employer Pension
The Company contributes to the Central Pension Fund, or the Plan, a multiemployer defined benefit pension plan for its WECO, WRI and WSC entities pursuant to collective bargaining agreements. The Plan’s Employer Identification Number is 36-6052390. These employers contribute to the Plan based on a negotiated rate per hour worked per participating employee. For the Plan’s year-end dates of January 31, 2013 and 2012, no single employer contributed more than 5% of total contributions to the Plan. As of the Plan’s year-end date January 31, 2013, it had a healthy or greater than 80% funding status.
The following table shows required information for each employer contributing to the Central Pension Fund:

	WECO	WRI	WSC
Employer plan number	9313	9243	4990
Minimum contributions per hour worked	$5.75	$5.70	$2.95 - $3.20
Expiration date of collective bargaining agreements	2/28/2019	5/31/2015	4/1/2016
Employer contributions (in millions):
2013	$3.4	$0.9	$0.1
2012	3.2	0.5	0.1
2011	3.2	0.9	0.1

Other Plans
The Company sponsors 401(k) saving plans, which were established to assist eligible employees provide for their future retirement needs. The Company’s expense was $3.6 million, $2.9 million and $2.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. During 2013, the Company's expense of $3.6 million consisted of $1.2 million in cash contributions and $2.4 million in contributions of Company stock to the plans. During 2012 and 2011, the Company's expense were all from contributions of Company stock to the plans.